Environmental and other provisions (Schedule of detailed information about provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Current provisions	$ 24,091	$ 41,017
Non-current provisions	279,240	461,501
Total provisions	303,331	502,518	$ 365,474
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Current provisions	4,162	16,759
Non-current provisions	272,240	451,041
Total provisions	276,402	467,800	343,132
Deferred share units [Member]
Disclosure of other provisions [line items]
Current provisions	6,872	8,107
Non-current provisions	0	0
Total provisions	6,872	8,107	8,719
Restricted share units [Member]
Disclosure of other provisions [line items]
Current provisions	4,836	5,061
Non-current provisions	2,019	5,828
Total provisions	6,855	10,889	10,449
Performance share unit [Member]
Disclosure of other provisions [line items]
Current provisions	1,736	4,622
Non-current provisions	1,253	780
Total provisions	2,989	5,402	2,030
Other provisions [Member]
Disclosure of other provisions [line items]
Current provisions	6,485	6,468
Non-current provisions	3,728	3,852
Total provisions	$ 10,213	$ 10,320	$ 1,144